Notes Payable (Details) - Schedule of accrued interest and conversion premiums pursuant to the closing of the business combination $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Note payable [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	$ 57,293	[1]
Net Carrying Value at 12/31/2021		[1]
Note payable [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[1]
Note payable [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments		[1]
Note payable [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	17,177	[1]
Note payable [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	(1,293)	[1]
Note payable [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[1]
Note payable [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(73,177)	[1]
Note payable [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement		[1]
Note payable one [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	19,100	[2]
Net Carrying Value at 12/31/2021		[2]
Note payable one [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[2]
Note payable one [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments		[2]
Note payable one [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	6,098	[2]
Note payable one [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other		[2]
Note payable one [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[2]
Note payable one [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(25,198)	[2]
Note payable one [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement		[2]
Subtotal settlements prior to the Business Combination [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	76,393
Net Carrying Value at 12/31/2021
Subtotal settlements prior to the Business Combination [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID
Subtotal settlements prior to the Business Combination [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments
Subtotal settlements prior to the Business Combination [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	23,275
Subtotal settlements prior to the Business Combination [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	(1,293)
Subtotal settlements prior to the Business Combination [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment
Subtotal settlements prior to the Business Combination [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(98,375)
Subtotal settlements prior to the Business Combination [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement
Notes payable – NPA [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	21,059	[3]
Net Carrying Value at 12/31/2021		[3]
Notes payable – NPA [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[3]
Notes payable – NPA [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	104	[3]
Notes payable – NPA [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	3,614	[3]
Notes payable – NPA [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other		[3]
Notes payable – NPA [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment	(17,636)	[3]
Notes payable – NPA [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(7,141)	[3]
Notes payable – NPA [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	2,699	[3]
Notes payable – China [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	3,659	[4]
Net Carrying Value at 12/31/2021		[4]
Notes payable – China [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[4]
Notes payable – China [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments		[4]
Notes payable – China [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	2,713	[4]
Notes payable – China [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	56	[4]
Notes payable – China [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[4]
Notes payable – China [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(6,428)	[4]
Notes payable – China [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	2,430	[4]
Notes payable – China one [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	4,807	[4]
Net Carrying Value at 12/31/2021		[4]
Notes payable – China one [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[4]
Notes payable – China one [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments		[4]
Notes payable – China one [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	757	[4]
Notes payable – China one [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	110	[4]
Notes payable – China one [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[4]
Notes payable – China one [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(5,674)	[4]
Notes payable – China one [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	2,145	[4]
Note payable Two [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	17,712	[5]
Net Carrying Value at 12/31/2021		[5]
Note payable Two [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[5]
Note payable Two [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	1,988	[5]
Note payable Two [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement		[5]
Note payable Two [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	667	[5]
Note payable Two [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[5]
Note payable Two [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(20,367)	[5]
Note payable Two [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	7,698	[5]
January 13 and March 12, 2021 Notes [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020		[5]
Net Carrying Value at 12/31/2021		[5]
January 13 and March 12, 2021 Notes [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID	16,790	[5]
January 13 and March 12, 2021 Notes [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	6,935	[5]
January 13 and March 12, 2021 Notes [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement		[5]
January 13 and March 12, 2021 Notes [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other		[5]
January 13 and March 12, 2021 Notes [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[5]
January 13 and March 12, 2021 Notes [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(23,725)	[5]
January 13 and March 12, 2021 Notes [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	8,968	[5]
Notes payable Four [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	20,972	[6]
Net Carrying Value at 12/31/2021		[6]
Notes payable Four [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[6]
Notes payable Four [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	138	[6]
Notes payable Four [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	270	[6]
Notes payable Four [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	667	[6]
Notes payable Four [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment	(18,992)	[6]
Notes payable Four [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(3,055)	[6]
Notes payable Four [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	1,155	[6]
January 13 and March 8, 2021 Notes [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020		[6]
Net Carrying Value at 12/31/2021		[6]
January 13 and March 8, 2021 Notes [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID	8,750	[6]
January 13 and March 8, 2021 Notes [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	4,901	[6]
January 13 and March 8, 2021 Notes [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	82	[6]
January 13 and March 8, 2021 Notes [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other		[6]
January 13 and March 8, 2021 Notes [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment	(11,582)	[6]
January 13 and March 8, 2021 Notes [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(2,151)	[6]
January 13 and March 8, 2021 Notes [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	813	[6]
Subtotal settlements prior to the Business Combination one [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	68,209
Net Carrying Value at 12/31/2021
Subtotal settlements prior to the Business Combination one [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID	25,540
Subtotal settlements prior to the Business Combination one [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	14,066
Subtotal settlements prior to the Business Combination one [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	7,436
Subtotal settlements prior to the Business Combination one [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	1,500
Subtotal settlements prior to the Business Combination one [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment	(48,210)
Subtotal settlements prior to the Business Combination one [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(68,541)
Subtotal settlements prior to the Business Combination one [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	25,908
Notes payable Six [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	9,168	[7]
Net Carrying Value at 12/31/2021	193	[7]
Notes payable Six [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID		[7]
Notes payable Six [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments		[7]
Notes payable Six [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement		[7]
Notes payable Six [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	(8,975)	[7]
Notes payable Six [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment		[7]
Notes payable Six [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement		[7]
Notes payable Six [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	(8,975)	[7]
Total [Member] | Net Carrying Value at 12/31/2021 [Member]
Settlement prior to the Business Combination:
Net Carrying Value at 12/31/2020	153,770
Net Carrying Value at 12/31/2021	193
Total [Member] | Borrowings, net of OID [Member]
Settlement prior to the Business Combination:
Borrowings, net of OID	25,540
Total [Member] | Fair Value Measurement Adjustments [Member]
Settlement prior to the Business Combination:
Fair Value Measurement Adjustments	14,066
Total [Member] | Accrued Interest at Settlement [Member]
Settlement prior to the Business Combination:
Accrued Interest at Settlement	30,711
Total [Member] | FX and Other [Member]
Settlement prior to the Business Combination:
FX and Other	(8,768)
Total [Member] | Cash Payment [Member]
Settlement prior to the Business Combination:
Cash Payment	(48,210)
Total [Member] | Equity Settlement [Member]
Settlement prior to the Business Combination:
Equity Settlement	(166,916)
Total [Member] | Loss (Gain) at Settlement [Member]
Settlement prior to the Business Combination:
Loss (Gain) at Settlement	$ 16,933

[1]	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bore interest of 12.00% per annum, had no covenants, and were unsecured.
[2]	The Company issued the following notes with an interest rate of 12.00% per annum.
[3]	The Company issued 10% interest notes with various third parties through the NPA. Notes payable issued under the NPA are collateralized by virtually all tangible and intangible assets of the Company. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the notes payable may elect to convert all of the outstanding principal and accrued interest of the notes payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 8, Fair Value of Financial Instruments. On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.
[4]	The Company issued notes with various third parties through its operations in China.
[5]	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm by entering into a joinder to the NPA, received net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bore interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 11, Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.
[6]	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.
[7]	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.